Commitments and Contingencies - Pipeline Capacity Agreements (Details) $ in Millions	12 Months Ended
Mar. 31, 2019 USD ($)
Pipeline capacity agreements
Future minimum throughput payments
Future minimum throughput payments in 2020	$ 43.2
Third party pipeline capacity assumption
Future minimum throughput payments
Future minimum throughput payments in 2020	$ 30.0
Contract No. 1 | Customer contracts
Future minimum throughput payments
Number of months to continue shipping after maturity date of contract	6 months